Annual Fund Operating Expenses - Calvert VP SRI Balanced Portfolio - Classes I and F - Calvert VP SRI Balanced Portfolio	Dec. 31, 2025
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.65%
F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.90%